Mezzanine and Stockholders’ Equity - Schedule of Warrants to Acquire Common stock (Details) shares in Thousands	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	23,779
Public Warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	12,500
Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Balance Sheet Classification	Equity
Private Warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	6,000
Exercise Price (in Dollars per share) | $ / shares	$ 11.5
Balance Sheet Classification	Equity
Series A Investor Warrants [Member]
Schedule of Warrants to Acquire Common stock [Line Items]
Number of Shares of Common Stock issuable upon Exercise	5,279
Exercise Price (in Dollars per share) | $ / shares	$ 12
Balance Sheet Classification	Liability